Other non-current assets - Summary of Movements in Interest in Joint Ventures and Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Joint ventures
Investments in joint ventures at beginning of period	€ 80	€ 70
Additions	1	0
Dividends received/reductions	(229)	(245)
Share of net profit/(loss)	245	255
Currency retranslation	(3)	0
Investments in joint ventures at end of period	94	80
Associates
Investments in associates at beginning of period	14	24
Additions	0	0
Dividend received/reductions	0	(2)
Share of net profit/(loss)	0	0
Currency retranslation	1	(8)
Investments in associates at end of period	€ 15	€ 14